Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Federal
Operating loss carry-forward
Net operating loss carry-forwards	$ 527.3	$ 511.5
State
Operating loss carry-forward
Net operating loss carry-forwards	$ 180.9	$ 167.6